DEBT (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 07, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 05, 2023	Oct. 10, 2022	Nov. 24, 2021
Debt Instrument [Line Items]
Debt instrument, face amount								$ 100,000
Issuance of notes payable						$ 35,474,000
Proceeds from Notes Payable				$ 1,000,000			$ 45,000,000
Deposits in reserve accounts						3,188,000
Prepaid loan monitoring fee	$ 33,000					60,000
Loss on extinguishment						(4,824,000)
Long term debt		$ 78,702,000		78,702,000		76,192,000
Capitalized interest fund						$ 144,000	3,088,000
Ongoing monitoring service fees term						24 months
Loan monitoring fees						$ 77,000	10,000
Loan monitoring fees, amortization term						10 months
SharePrice						$ 11.09
Paid in kind interest				2,510,000		$ 1,192,000
Debt issuance costs		56,330,000		$ 56,330,000		$ 56,950,000
Liquidity description				The Company shall not permit their Liquidity (determined on a consolidated basis) to be less than $10,000 as of the last day of each fiscal month (commencing with month ending December 31, 2022)		The Company shall not permit their liquidity (determined on a consolidated basis) to be less than $10,000 as of the last day of each fiscal month (commencing with month ending December 31, 2022).
Fixed charge coverage ratio description						The fixed charge coverage ratio is the ratio of consolidated EBITDA (less capital expenditures and certain other adjustments) to consolidated fixed charges, as defined in the agreement. If liquidity is less than $15,000 as of the last day of any fiscal quarter (commencing with the quarter ending December 31, 2022), then the Company shall not permit the fixed charge coverage ratio for the trailing four quarterly periods ending on the last day of any such quarter to be less than 1.15 : 1.00.
Capital expenditures description				If consolidated EBITDA for the trailing twelve-month period ending on the most recently completed fiscal quarter is less than $15,000, then the level of capital expenditures is limited		If consolidated EBITDA for the trailing twelve-month period ending on the most recently completed fiscal quarter is less than $15,000, then the level of capital expenditures is limited.
Interest expense		$ 4,113,000	$ 1,228,000	$ 7,928,000	2,491,000	$ 6,945,000	$ 519,000
Penny Warrants [Member]
Debt Instrument [Line Items]
Warrants exercisable		2,593,056		2,593,056		2,593,056
Warrants 10 [Member]
Debt Instrument [Line Items]
Warrants exercisable		1,600,000		1,600,000		1,600,000			457,142
SharePrice		$ 10		$ 10		$ 10
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 75,000,000
Debt instrument, amortization percentage	5.00%
Debt instrument, amortization amount	$ 937,500
Debt instrument, amortization period	24 months
Basis spread on variable rate	13.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | Until April 1 2023 [Member] | Adjusted Secured Overnight Financing Rate [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Variable rate, payable in kind	6.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Adjusted Secured Overnight Financing Rate [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	7.00%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Adjusted Secured Overnight Financing Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Variable rate, payable in cash	11.50%
Variable rate, payable in kind	4.50%
Senior Secured Term Loan Facility [Member] | Term Loan Agreement [Member] | After April 1, 2023 Until October 1, 2024 [Member] | Adjusted Secured Overnight Financing Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable rate, payable in cash	13.50%
Variable rate, payable in kind	6.50%
Maximum Senior Leverage Ratio [Member]
Debt Instrument [Line Items]
Debt instrument description				The Senior Leverage Ratio is the ratio of (a) consolidated indebtedness, as defined, on such date minus 100% of the unrestricted cash and cash equivalents held (subject to adjustment) to (b) Consolidated earnings before interest, tax and amortization (“EBITDA”) for the trailing twelve (12) fiscal month period most recently ended. If liquidity, as defined, for any fiscal quarter is less than $17,500, the Senior Leverage Ratio shall not be permitted		The senior leverage ratio is the ratio of (a) consolidated indebtedness, as defined, on such date minus 100% of the unrestricted cash and cash equivalents held (subject to adjustment) to (b) Consolidated EBITDA for the trailing twelve (12) fiscal month period most recently ended. If liquidity, as defined, for any fiscal quarter is less than $17,500, the senior leverage ratio shall not be permitted
New Light Capital LLC [Member]
Debt Instrument [Line Items]
Loan monitoring fees						$ 180,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						45,000,000				$ 45,000,000
Debt instrument, insured amount										$ 45,000,000
Proceeds from Notes Payable						45,000,000
Deposits in reserve accounts						3,188,000
Expenses withdrawn from gross proceeds						6,338,000
Prepaid policy premiums amount						4,725,000
Prepaid loan monitoring fee						60,000
Debt issuance costs other						$ 1,553,000
Interest rate stated percentage						5.50%
Debt instrument, late fee						$ 50
Debt instrument, default interest rate						5.00%
Number of equal installments of principal to be paid						twenty four
Periodic payment, principal						$ 1,875,000
Maturity date						Nov. 01, 2024
Interest expense						$ 1,873,000
Amortization of debt issuance costs			584,000	$ 1,197,000		1,783,000
Loss on extinguishment				4,824,000		4,824,000
Long term debt						40,712,000
Debt unamortized discount						4,288,000
Interest expense			$ 635,000		$ 1,254,000
Senior Notes [Member] | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 75,000,000		75,000,000		75,000,000
Interest expense		3,651,000		7,147,000		3,195,000
Amortization of debt issuance costs		401,000		620,000		38,000
Long term debt		22,372,000		22,372,000		19,242,000
Paid in kind interest				3,702,000		1,192,000
Debt issuance costs		$ 56,330,000		$ 56,330,000		$ 56,950,000